Scudder Strategic Income Fund


Supplement to the currently effective Statement of Additional Information

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The following information supplements information presented in the Scudder
Strategic Income Fund's currently effective Institutional Class Statement of Additional Information:



The Scudder Strategic Income Fund -- Institutional Class is no longer offered through this Statement of Additional Information.















May 25, 2005